Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying Amount	$ 52
Maximum Potential Future Payments	10,857
Third Party Borrowing Arrangements [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	7
Securities Lending Indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral Held	2,912
Maximum Potential Future Payments	2,828
Asset Sales [Member]
Guarantor Obligations [Line Items]
Carrying Amount	125
Maximum Potential Future Payments	6,683
Merchant Processing [Member]
Guarantor Obligations [Line Items]
Collateral Held	481
Carrying Amount	50
Maximum Potential Future Payments	95,780
Tender Option Bond Program Guarantee [Member]
Guarantor Obligations [Line Items]
Collateral Held	2,507
Maximum Potential Future Payments	2,337
Minimum Revenue Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	7
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Carrying Amount	17
Maximum Potential Future Payments	$ 1,290